Issued Capital (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Capital Issued

		June 30	December 31
(in thousands)	Note	2021	2020

Issued capital

Share capital issued and outstanding: 450,271,489 common shares (December 31, 2020: 449,458,394 common shares)	17.1	$3,674,783	$3,646,291

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2020 to June 30, 2021 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2020	447,771,433

Share purchase options exercised 1	374,235	Cdn$	24.83

Restricted share units released 1	124,910	Cdn$	0.00

At March 31, 2020	448,270,578

Share purchase options exercised 1	486,720	Cdn$	26.25

Restricted share units released 1	3,495	Cdn$	0.00

Dividend reinvestment plan 2	185,453	US$	23.81

At June 30, 2020	448,946,246

Share purchase options exercised 1	195,408	Cdn$	25.98

Dividend reinvestment plan 2	316,740	US$	46.10

At December 31, 2020	449,458,394

Share purchase options exercised 1	258,000	Cdn$	23.24

Restricted share units released 1	116,180	Cdn$	0.00

At March 31, 2021	449,832,574

Share purchase options exercised 1	31,745	Cdn$	28.29

Restricted share units released 1	700	Cdn$	0.00

Dividend reinvestment plan 2	406,470	US$	44.13

At June 30, 2021	450,271,489

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.

Schedule of Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30

(in thousands, except per share amounts)	2021		2020		2021		2020
Dividends declared per share	$0.14		$0.10		$0.27		$0.20
Average number of shares eligible for divi d end	450,063		448,616		449,950		448,381

Total dividends paid	$63,009		$44,861		$121,48 7		$89,676

Paid as follows:
Cash	$53,943	86%	$40,446	90%	$103,549	85%	$83,002	93%
DRIP 1	9,066	14%	4,415	10%	17,93 8	15%	6,674	7%

Total dividends paid	$63,009	100%	$44,861	100%	$121,48 7	100%	$89,676	100%

Shares issued under the DRIP	190		107		406		185

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at June 30, 2021, cumulative dividends of $1,388 million have been declared and paid by the Company.